FAIR VALUE MEASUREMENTS (Assets and Liabilities on a Recurring Basis) (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Liabilities:
Convertible senior notes | ¥	¥ 1,098,736,489		¥ 1,831,612,124
Fair Value, Measurements, Recurring [Member]
Liabilities:
Convertible senior notes		$ 1,098,736,489		$ 1,831,612,124
Guarantee liabilities		12,142,387		57,331,674
Derivative liability interest rate swap				12,923,817
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets		73,532,113		183,146,199
Liabilities:
Guarantee liabilities		12,294,252		4,970,902
Fair Value, Measurements, Recurring [Member] | Foreign exchange option
Liabilities:
Derivative liability interest rate swap		2,659,203
Fair Value, Measurements, Recurring [Member] | Call Option [Member]
Assets:
Derivative assets				756,929,181
Fair Value, Measurements, Recurring [Member] | Level 3
Liabilities:
Convertible senior notes		1,098,736,489		1,831,612,124
Guarantee liabilities		12,142,387		57,331,674
Derivative liability interest rate swap				12,923,817
Fair Value, Measurements, Recurring [Member] | Level 3 | Foreign exchange option
Liabilities:
Derivative liability interest rate swap		2,659,203
Fair Value, Measurements, Recurring [Member] | Level 3 | Call Option [Member]
Assets:
Derivative assets				756,929,181
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Convertible senior notes				0
Guarantee liabilities				0
Derivative liability interest rate swap				0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets				0
Liabilities:
Guarantee liabilities				0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Call Option [Member]
Assets:
Derivative assets				0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets		$ 73,532,113		183,146,199
Liabilities:
Guarantee liabilities				$ 4,970,902